Other Financial Data (Tables)	12 Months Ended
Sep. 30, 2015
Other Financial Data [Abstract]
Other Items Reported In Earnings	Items reported in earnings during the years ended September 30 include the following:

	2013	2014	2015
Research and development expense	$576	541	506
Depreciation expense	$521	518	507
Rent expense	$414	411	391

Accrued Expenses	Items reported in accrued expenses include the following:

	2014	2015
Employee compensation	$705	597
Customer advanced payments	$455	450
Product warranty	$193	167

Other Liabilities	Other liabilities are summarized as follows:

	2014	2015
Pension liabilities	$564	662
Deferred income taxes	572	408
Postretirement liabilities, excluding current portion	233	199
Other	628	602
Total	$1,997	1,871

Other Operating Cash Flow	Other operating cash flow is comprised of the following:

	2013	2014	2015
Pension expense	$228	153	167
Stock compensation expense	221	143	30
Deferred income taxes and other	(63)	(111)	14
Total	$386	185	211